WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 27.6%
U.S. Government Obligations - 27.6%
U.S. Treasury Bonds	1.125%	8/15/40	13,820,000		$12,272,808
U.S. Treasury Bonds	2.250%	5/15/41	3,720,000		3,981,563
U.S. Treasury Bonds	3.750%	11/15/43	7,350,000		9,893,502	(a)
U.S. Treasury Bonds	2.875%	8/15/45	31,610,000		37,602,317
U.S. Treasury Bonds	2.750%	8/15/47	31,360,000		36,784,300
U.S. Treasury Bonds	3.125%	5/15/48	19,160,000		24,080,977
U.S. Treasury Bonds	3.000%	2/15/49	80,000		98,756
U.S. Treasury Bonds	2.875%	5/15/49	1,730,000		2,089,718
U.S. Treasury Bonds	2.250%	8/15/49	2,780,000		2,977,315
U.S. Treasury Bonds	2.000%	2/15/50	5,020,000		5,102,359
U.S. Treasury Bonds	1.250%	5/15/50	29,850,000		25,314,199
U.S. Treasury Bonds	1.375%	8/15/50	48,840,000		42,735,000
U.S. Treasury Bonds	1.625%	11/15/50	5,570,000		5,184,234
U.S. Treasury Bonds	1.875%	2/15/51	15,500,000		15,305,039
U.S. Treasury Bonds	2.375%	5/15/51	7,270,000		8,030,510
U.S. Treasury Notes	0.375%	4/30/25	140,000		139,103
U.S. Treasury Notes	0.250%	5/31/25	20,000		19,760
U.S. Treasury Notes	0.375%	11/30/25	160,000		158,069
U.S. Treasury Notes	0.750%	4/30/26	15,770,000		15,784,784
U.S. Treasury Notes	0.750%	5/31/26	20,000		20,007
U.S. Treasury Notes	1.250%	3/31/28	6,750,000		6,846,636
U.S. Treasury Notes	1.250%	4/30/28	12,340,000		12,509,193
U.S. Treasury Notes	1.250%	6/30/28	3,830,000		3,877,875
U.S. Treasury Notes	1.000%	7/31/28	7,690,000		7,652,752
U.S. Treasury Notes	1.125%	8/31/28	5,090,000		5,104,316
U.S. Treasury Notes	1.625%	5/15/31	5,500,000		5,671,875
U.S. Treasury Notes	1.250%	8/15/31	1,780,000		1,771,100

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $279,366,138)					291,008,067

SOVEREIGN BONDS - 19.0%
Argentina - 0.4%
Argentine Bonos del Tesoro, Bonds	16.000%	10/17/23	44,960,000	ARS	157,592	(b)
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	143,435		59,084
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23 then 0.750%)	0.500%	7/9/30	2,648,100		1,039,935

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2021 Quarterly Report	1

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Argentina - (continued)
Argentine Republic Government International Bond, Senior Notes, Step bond (2.500% to 7/9/22 then 3.500%)	2.500%	7/9/41	1,920,000		$752,275
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	1,720,000		905,150	*(c)(d)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,290,000		704,663	*(c)(d)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	1,450,000		788,437	*(c)(d)

Total Argentina					4,407,136

Brazil - 1.5%
Brazil Letras do Tesouro Nacional	0.000%	1/1/24	66,296,000	BRL	10,430,155
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	27,490,000	BRL	5,319,400

Total Brazil					15,749,555

China - 2.4%
China Government Bond, Senior Notes	3.290%	5/23/29	160,000,000	CNY	25,462,217

Colombia - 0.0%††
Colombia Government International Bond, Senior Notes	5.000%	6/15/45	370,000		388,814

Ghana - 0.2%
Ghana Government International Bond	10.750%	10/14/30	1,830,000		2,299,029	(c)

India - 2.8%
India Government Bond	7.350%	6/22/24	370,000,000	INR	5,424,077
India Government Bond	7.590%	1/11/26	620,000,000	INR	9,119,008
India Government Bond	7.590%	3/20/29	700,000,000	INR	10,339,760
India Government Bond, Senior Notes	5.220%	6/15/25	100,000,000	INR	1,366,435
India Government Bond, Senior Notes	5.790%	5/11/30	200,000,000	INR	2,646,303

Total India					28,895,583

Indonesia - 1.7%
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	490,000		540,882
Indonesia Government International Bond, Senior Notes	4.625%	4/15/43	1,170,000		1,389,091	(e)

See Notes to Schedule of Investments.

2	Western Asset Total Return Unconstrained Fund 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Indonesia - (continued)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	730,000		$921,910	(e)
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	550,000		639,940
Indonesia Treasury Bond	7.000%	5/15/27	19,447,000,000	IDR	1,471,564
Indonesia Treasury Bond	8.250%	5/15/29	79,766,000,000	IDR	6,377,088
Indonesia Treasury Bond	7.125%	6/15/42	88,000,000,000	IDR	6,406,480

Total Indonesia					17,746,955

Kenya - 0.2%
Republic of Kenya Government International Bond, Senior Notes	7.000%	5/22/27	1,630,000		1,795,507	(c)

Mexico - 4.3%
Mexican Bonos, Bonds	7.500%	6/3/27	115,450,000	MXN	5,967,396
Mexican Bonos, Bonds	8.000%	11/7/47	98,030,000	MXN	5,091,222
Mexican Bonos, Senior Notes	8.500%	5/31/29	91,300,000	MXN	4,980,031
Mexican Bonos, Senior Notes	7.750%	11/13/42	584,101,900	MXN	29,673,312

Total Mexico					45,711,961

Russia - 5.5%
Russian Federal Bond - OFZ	6.000%	10/6/27	180,300,000	RUB	2,372,492
Russian Federal Bond - OFZ	7.050%	1/19/28	506,371,000	RUB	7,027,154
Russian Federal Bond - OFZ	6.900%	5/23/29	1,865,013,000	RUB	25,571,755
Russian Federal Bond - OFZ	7.650%	4/10/30	881,790,000	RUB	12,673,020
Russian Federal Bond - OFZ	7.250%	5/10/34	15,420,000	RUB	213,822
Russian Federal Bond - OFZ	7.700%	3/16/39	587,480,000	RUB	8,483,971
Russian Foreign Bond - Eurobond, Senior Notes	4.875%	9/16/23	1,400,000		1,519,078	(c)

Total Russia					57,861,292

TOTAL SOVEREIGN BONDS (Cost - $210,515,806)					200,318,049

CORPORATE BONDS & NOTES - 16.9%
COMMUNICATION SERVICES - 1.5%
Entertainment - 0.4%
Netflix Inc., Senior Notes	3.875%	11/15/29	2,640,000	EUR	3,781,158	(e)

Media - 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	750,000		785,021	(c)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	60,000		62,931	(c)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	4,060,000		4,247,491	(c)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2021 Quarterly Report	3

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	530,000	$554,552
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	1,200,000	1,485,538
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	180,000	210,720
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	500,000	729,230
Walt Disney Co., Senior Notes	8.450%	8/1/34	350,000	571,670

Total Media				8,647,153

Wireless Telecommunication Services - 0.3%
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	460,000	463,556	(c)
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	120,000	122,700
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	360,000	364,950
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	2,670,000	2,746,762

Total Wireless Telecommunication Services				3,697,968

TOTAL COMMUNICATION SERVICES				16,126,279

CONSUMER DISCRETIONARY - 1.1%
Automobiles - 0.4%
Ford Motor Credit Co. LLC, Senior Notes	3.664%	9/8/24	200,000	208,750
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	200,000	219,750
Ford Motor Credit Co. LLC, Senior Notes	4.271%	1/9/27	246,000	263,577
Ford Motor Credit Co. LLC, Senior Notes	4.125%	8/17/27	1,860,000	1,992,832
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/16/28	200,000	199,528
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	340,000	350,654
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	400,000	401,029
General Motors Financial Co. Inc., Senior Notes	4.250%	5/15/23	600,000	636,256

Total Automobiles				4,272,376

See Notes to Schedule of Investments.

4	Western Asset Total Return Unconstrained Fund 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - 0.4%
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.250%	6/1/25	20,000	$22,447
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	140,000	160,688
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	110,000	113,684
Sands China Ltd., Senior Notes	4.600%	8/8/23	520,000	549,770
Sands China Ltd., Senior Notes	5.125%	8/8/25	730,000	812,629
Sands China Ltd., Senior Notes	5.400%	8/8/28	590,000	679,612
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,760,000	1,742,541	(c)

Total Hotels, Restaurants & Leisure				4,081,371

Household Durables - 0.1%
Lennar Corp., Senior Notes	4.750%	11/15/22	500,000	519,375
Lennar Corp., Senior Notes	4.500%	4/30/24	350,000	380,723
Lennar Corp., Senior Notes	4.750%	5/30/25	110,000	123,076
Lennar Corp., Senior Notes	5.000%	6/15/27	40,000	46,609

Total Household Durables				1,069,783

Internet & Direct Marketing Retail - 0.2%
Prosus NV, Senior Notes	3.061%	7/13/31	2,390,000	2,340,260	(c)

TOTAL CONSUMER DISCRETIONARY				11,763,790

CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.0%††
CVS Pass-Through Trust, Senior Secured Trust	5.298%	1/11/27	11,429	12,514	(c)
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	44,758	52,485

Total Food & Staples Retailing				64,999

Food Products - 0.3%
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	130,000	150,206
Kraft Heinz Foods Co., Senior Notes	6.750%	3/15/32	20,000	27,114
Kraft Heinz Foods Co., Senior Notes	6.875%	1/26/39	50,000	74,814
Kraft Heinz Foods Co., Senior Notes	7.125%	8/1/39	10,000	15,201	(c)
Kraft Heinz Foods Co., Senior Notes	4.625%	10/1/39	10,000	11,948
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	220,000	278,775
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	540,000	694,330
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	670,000	778,231
Kraft Heinz Foods Co., Senior Notes	4.875%	10/1/49	320,000	398,620
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	270,000	360,857

Total Food Products				2,790,096

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2021 Quarterly Report	5

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Tobacco - 0.2%
Altria Group Inc., Senior Notes	3.875%	9/16/46	180,000	$182,107
Altria Group Inc., Senior Notes	6.200%	2/14/59	428,000	557,526
BAT Capital Corp., Senior Notes	4.540%	8/15/47	1,650,000	1,771,383

Total Tobacco				2,511,016

TOTAL CONSUMER STAPLES				5,366,111

ENERGY - 5.9%
Energy Equipment & Services - 0.1%
Halliburton Co., Senior Notes	4.850%	11/15/35	610,000	722,695

Oil, Gas & Consumable Fuels - 5.8%
Apache Corp., Senior Notes	4.375%	10/15/28	200,000	216,080
Apache Corp., Senior Notes	7.750%	12/15/29	370,000	453,831
Apache Corp., Senior Notes	4.250%	1/15/30	1,160,000	1,250,207
Apache Corp., Senior Notes	4.750%	4/15/43	120,000	128,893
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	530,000	575,770	(c)
Cheniere Energy Inc., Senior Secured Notes	4.625%	10/15/28	280,000	295,750
Chevron Corp., Senior Notes	3.078%	5/11/50	80,000	84,565
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	1,390,000	1,536,003
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	230,000	261,693
ConocoPhillips, Senior Notes	3.750%	10/1/27	370,000	416,479	(c)
ConocoPhillips, Senior Notes	4.300%	8/15/28	740,000	858,390	(c)
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	1,340,000	1,670,357	(c)
Devon Energy Corp., Senior Notes	8.250%	8/1/23	2,100,000	2,369,506	(c)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	160,000	186,337
Devon Energy Corp., Senior Notes	5.250%	10/15/27	26,000	27,669	(c)
Devon Energy Corp., Senior Notes	5.875%	6/15/28	26,000	28,635	(c)
Devon Energy Corp., Senior Notes	4.500%	1/15/30	304,000	332,213	(c)
Devon Energy Corp., Senior Notes	5.600%	7/15/41	780,000	976,750
Devon Energy Corp., Senior Notes	4.750%	5/15/42	320,000	368,070
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	190,000	203,675
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	90,000	97,021
Ecopetrol SA, Senior Notes	4.125%	1/16/25	570,000	597,787
Ecopetrol SA, Senior Notes	5.375%	6/26/26	280,000	309,190
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,180,000	1,266,848
Energy Transfer LP, Senior Notes	4.950%	6/15/28	90,000	104,326

See Notes to Schedule of Investments.

6	Western Asset Total Return Unconstrained Fund 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

Oil, Gas & Consumable Fuels - (continued)
Energy Transfer LP, Senior Notes	5.250%	4/15/29	130,000	$153,272
Energy Transfer LP, Senior Notes	3.750%	5/15/30	670,000	728,118
Energy Transfer LP, Senior Notes	5.300%	4/1/44	60,000	70,059
Energy Transfer LP, Senior Notes	5.400%	10/1/47	10,000	12,161
Energy Transfer LP, Senior Notes	6.250%	4/15/49	920,000	1,220,060
Energy Transfer LP, Senior Notes	5.000%	5/15/50	620,000	727,734
Energy Transfer LP/Regency Energy Finance Corp., Senior Notes	5.875%	3/1/22	40,000	40,516
Enterprise Products Operating LLC, Senior Notes	6.875%	3/1/33	500,000	705,979
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	520,000	564,625
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	470,000	523,971
EOG Resources Inc., Senior Notes	4.375%	4/15/30	120,000	141,894
EOG Resources Inc., Senior Notes	4.950%	4/15/50	200,000	269,664
EQT Corp., Senior Notes	6.625%	2/1/25	30,000	34,424
EQT Corp., Senior Notes	3.900%	10/1/27	2,610,000	2,821,514
EQT Corp., Senior Notes	5.000%	1/15/29	250,000	284,665
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	390,000	489,180
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	570,000	631,803
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	1,610,000	1,827,988	(c)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	530,000	699,234	(c)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	970,000	1,404,685
Lukoil International Finance BV, Senior Notes	6.656%	6/7/22	2,060,000	2,153,876	(e)
MPLX LP, Senior Notes	4.875%	6/1/25	430,000	483,888
NGPL PipeCo LLC, Senior Notes	4.875%	8/15/27	2,770,000	3,171,691	(c)
Occidental Petroleum Corp., Senior Notes	7.950%	6/15/39	1,530,000	2,015,370
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	1,000,000	1,193,995
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	1,330,000	1,302,223
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	70,000	73,609	(c)
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	1,000,000	1,128,795

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2021 Quarterly Report	7

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

Oil, Gas & Consumable Fuels - (continued)
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	2,530,000	$3,005,248
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	1,280,000	1,420,800
Range Resources Corp., Senior Notes	5.875%	7/1/22	76,000	77,723
Range Resources Corp., Senior Notes	5.000%	3/15/23	1,413,000	1,451,942
Range Resources Corp., Senior Notes	4.875%	5/15/25	420,000	435,225
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,920,000	2,119,382	(c)
Shell International Finance BV, Senior Notes	3.250%	4/6/50	650,000	704,040
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	110,000	115,225
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	210,000	227,634
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	110,000	123,799
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	4.450%	8/1/42	930,000	1,128,723
Western Midstream Operating LP, Senior Notes	4.350%	2/1/25	280,000	294,580
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	290,000	312,866
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	479,000	527,690
Western Midstream Operating LP, Senior Notes	5.300%	2/1/30	3,400,000	3,815,837
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	750,000	853,901
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	710,000	814,640
Western Midstream Operating LP, Senior Notes	6.500%	2/1/50	460,000	542,929
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	810,000	900,535
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	520,000	571,470

See Notes to Schedule of Investments.

8	Western Asset Total Return Unconstrained Fund 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE

Oil, Gas & Consumable Fuels - (continued)
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	220,000		$294,322
YPF SA, Senior Secured Notes, Step bond (4.000% to 1/1/23 then 9.000%)	4.000%	2/12/26	1,782,450		1,619,801	(c)

Total Oil, Gas & Consumable Fuels					60,849,350

TOTAL ENERGY					61,572,045

FINANCIALS - 3.1%
Banks - 1.6%
CIT Group Inc., Senior Notes	5.000%	8/15/22	824,000		857,743
CIT Group Inc., Senior Notes	4.750%	2/16/24	100,000		108,000
Citigroup Inc., Senior Notes	4.650%	7/30/45	1,428,000		1,863,329
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	1,330,000		1,546,323
Cooperatieve Rabobank UA, Junior Subordinated Notes (4.625% to 12/29/25 then EUR 5 year Swap Rate + 4.098%)	4.625%	12/29/25	2,200,000	EUR	2,889,483	(e)(f)(g)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,250,000		1,524,219	(c)(f)(g)
HSBC Holdings PLC, Junior Subordinated Notes (5.250% to 9/16/22 then EUR 5 year Swap Rate + 4.383%)	5.250%	9/16/22	1,330,000	EUR	1,636,970	(e)(f)(g)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	530,000		549,929	(c)
Lloyds Banking Group PLC, Junior Subordinated Notes (4.947% to 6/27/25 then EUR 5 year Swap Rate + 5.290%)	4.947%	6/27/25	1,312,000	EUR	1,715,677	(e)(f)(g)
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	670,000		740,287
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	2,080,000		2,902,280	(g)

Total Banks					16,334,240

Capital Markets - 1.0%
Credit Suisse Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	1,070,000		1,116,561	(c)(g)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	1,630,000		2,190,936

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2021 Quarterly Report	9

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Capital Markets - (continued)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	10/1/21	100,000		$0	*(b)(d)(f)(h)(i)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	2,350,000		0	*(b)(h)(i)(j)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	6,860,000		7,525,317	(c)(f)(g)

Total Capital Markets					10,832,814

Diversified Financial Services - 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	270,000		279,197
Indian Railway Finance Corp. Ltd., Senior Secured Notes	7.270%	6/15/27	100,000,000	INR	1,436,114
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	127,000		132,047	(c)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	270,000		283,438	(c)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	1,150,000		1,262,486	(c)
Vanguard Group Inc.	3.050%	8/22/50	1,000,000		982,400	(b)(h)

Total Diversified Financial Services					4,375,682

Insurance - 0.1%
MetLife Inc., Junior Subordinated Notes (6.400% to 12/15/36 then 3 mo. USD LIBOR + 2.205%)	6.400%	12/15/36	630,000		810,661	(g)

Total Financials					32,353,397

HEALTH CARE - 1.4%
Health Care Providers & Services - 0.7%
CommonSpirit Health, Secured Notes	4.350%	11/1/42	1,620,000		1,915,711
CommonSpirit Health, Senior Secured Notes	3.817%	10/1/49	600,000		689,275
Dignity Health, Secured Notes	5.267%	11/1/64	860,000		1,222,623
Hackensack Meridian Health Inc., Senior Secured Notes	4.211%	7/1/48	1,060,000		1,326,239
HCA Inc., Senior Notes	5.625%	9/1/28	20,000		23,876
HCA Inc., Senior Notes	3.500%	9/1/30	150,000		161,197
Humana Inc., Senior Notes	8.150%	6/15/38	480,000		782,291

See Notes to Schedule of Investments.

10	Western Asset Total Return Unconstrained Fund 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

Health Care Providers & Services - (continued)
Humana Inc., Senior Notes	4.625%	12/1/42	180,000	$224,446
Willis-Knighton Medical Center, Secured Notes	4.813%	9/1/48	770,000	1,017,248

Total Health Care Providers & Services				7,362,906

Pharmaceuticals - 0.7%
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	2,420,000	2,433,189
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	2,170,000	2,188,987
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	10,000	10,026
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	1,490,000	1,471,450
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,530,000	1,463,269

Total Pharmaceuticals				7,566,921

TOTAL HEALTH CARE				14,929,827

INDUSTRIALS - 2.1%
Aerospace & Defense - 0.5%
Boeing Co., Senior Notes	2.700%	2/1/27	560,000	581,279
Boeing Co., Senior Notes	3.250%	2/1/35	620,000	634,762
Boeing Co., Senior Notes	3.550%	3/1/38	150,000	155,168
Boeing Co., Senior Notes	5.705%	5/1/40	1,160,000	1,504,267
Boeing Co., Senior Notes	5.805%	5/1/50	1,420,000	1,931,773
Boeing Co., Senior Notes	5.930%	5/1/60	430,000	598,858

Total Aerospace & Defense				5,406,107

Airlines - 0.8%
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	1,300,000	1,313,773
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	160,000	165,859
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	760,000	774,809
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	660,000	777,451
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	1,810,000	2,118,368	(c)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	450,000	482,828	(c)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	360,000	401,657	(c)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	550,000	598,180	(c)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2021 Quarterly Report	11

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - (continued)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	390,000	$442,162	(c)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	10,000	10,394	(c)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	1,730,000	1,797,081	(c)

Total Airlines				8,882,562

Commercial Services & Supplies - 0.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes	4.625%	6/1/28	3,400,000	3,412,750	(c)
California Institute of Technology, Senior Notes	3.650%	9/1/2119	870,000	1,029,028

Total Commercial Services & Supplies				4,441,778

Industrial Conglomerates - 0.1%
General Electric Co., Senior Notes	3.450%	5/1/27	120,000	132,455
General Electric Co., Senior Notes	3.625%	5/1/30	140,000	157,540
General Electric Co., Senior Notes	6.875%	1/10/39	116,000	175,801

Total Industrial Conglomerates				465,796

Trading Companies & Distributors - 0.3%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	2,920,000	2,935,914	(c)

TOTAL INDUSTRIALS				22,132,157

MATERIALS - 1.3%
Chemicals - 0.5%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	2,140,000	2,830,246	(e)
OCP SA, Senior Notes	5.625%	4/25/24	2,320,000	2,551,209	(c)

Total Chemicals				5,381,455

Metals & Mining - 0.8%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	1,450,000	1,564,840	(c)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	290,000	324,162	(c)
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	200,000	220,750
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,910,000	2,444,733

See Notes to Schedule of Investments.

12	Western Asset Total Return Unconstrained Fund 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - (continued)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	1,140,000	$1,261,823	(c)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,870,000	2,625,190

Total Metals & Mining				8,441,498

TOTAL MATERIALS				13,822,953

TOTAL CORPORATE BONDS & NOTES (Cost - $163,950,385)				178,066,559

COLLATERALIZED MORTGAGE OBLIGATIONS(k) - 11.4%
Banc of America Funding Trust, 2015-R2 4A1 (1 mo. USD LIBOR + 0.165%)	0.249%	9/29/36	86,065	86,069	(c)(g)
Banc of America Funding Trust, 2015-R2 4A2 (1 mo. USD LIBOR + 0.165%)	0.307%	9/29/36	7,811,598	7,598,650	(c)(g)
BANK, 2018-BN15 B	4.812%	11/15/61	1,050,000	1,210,182	(g)
BBCCRE Trust, 2015-GTP E	4.715%	8/10/33	3,640,000	3,688,745	(c)(g)
Bear Stearns Mortgage Funding Trust, 2007-AR1 1A1 (1 mo. USD LIBOR + 0.160%)	0.244%	1/25/37	1,335,067	1,277,405	(g)
BX Commercial Mortgage Trust, 2021-VINO C (1 mo. USD LIBOR + 1.102%)	1.198%	5/15/38	2,100,000	2,102,263	(c)(g)
BX Trust, 2018-GWMZ MC (1 mo. USD LIBOR + 5.488%)	5.583%	5/15/37	4,900,000	4,571,384	(c)(g)
CFK Trust, 2020-MF2 E	3.573%	3/15/39	1,440,000	1,435,379	(c)(g)
CHL Mortgage Pass-Through Trust, 2001-HYB1 1A1	1.875%	6/19/31	4,397	4,488	(g)
CHL Mortgage Pass-Through Trust, 2003-60 1A1	2.241%	2/25/34	32,589	33,088	(g)
Citigroup Mortgage Loan Trust Inc., 2005-9 1A1 (1 mo. USD LIBOR + 0.260%)	0.344%	11/25/35	109,886	95,591	(g)
Countrywide Alternative Loan Trust, 2005-28CB 2A3	5.750%	8/25/35	936,457	814,331
Countrywide Alternative Loan Trust, 2005-52CB 1A2, IO (-1.000 x 1 mo. USD LIBOR + 5.100%)	5.016%	11/25/35	4,151,005	839,674	(g)
Countrywide Alternative Loan Trust, 2005-76 3A1 (1 mo. USD LIBOR + 0.520%)	0.604%	1/25/46	68,801	66,143	(g)
Countrywide Alternative Loan Trust, 2006-4CB 1A4,IO (-1.000 x 1 mo. USD LIBOR + 5.300%)	5.216%	4/25/36	6,457,030	1,350,251	(g)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2021 Quarterly Report	13

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Countrywide Alternative Loan Trust, 2006-8T1 1A2, IO (-1.000 x 1 mo. USD LIBOR + 5.500%)	5.416%	4/25/36	3,941,122	$943,866	(g)
Countrywide Alternative Loan Trust, 2006-21CB A6,IO (-1.000 x 1 mo. USD LIBOR + 5.600%)	5.516%	7/25/36	1,832,048	452,020	(g)
CSMC OA LLC, 2014-USA F	4.373%	9/15/37	4,400,000	3,465,211	(c)
CSMC Trust, 2015-2R 3A1	0.509%	4/27/36	7,761	7,773	(c)(g)
CSMC Trust, 2015-2R 7A1	2.566%	8/27/36	347,140	353,283	(c)(g)
CSMC Trust, 2015-2R 7A2	2.566%	8/27/36	3,568,970	3,155,377	(c)(g)
CSMC Trust, 2017-CHOP H (1 mo. USD LIBOR + 7.600%)	7.696%	7/15/32	9,800,000	6,885,836	(c)(g)
CSMC Trust, 2019-RIO A (1 mo. USD LIBOR + 3.024%, 4.024% floor)	4.024%	12/15/21	3,680,000	3,687,950	(c)(g)
CSMC Trust, 2021-2R 1A1 (1 mo. USD LIBOR + 1.750%)	1.846%	7/25/47	952,475	967,220	(c)(g)
CSMC Trust, 2021-RPL1 A2	3.937%	9/27/60	870,000	873,912	(c)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4 7AR2 (1 mo. USD LIBOR + 0.450%)	0.534%	6/25/34	6,142	5,988	(g)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA1 B1 (1 mo. USD LIBOR + 2.300%)	2.384%	1/25/50	2,310,000	2,307,353	(c)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 M1	4.000%	8/25/56	1,280,000	1,302,225	(c)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-2 M	4.250%	11/25/59	2,120,000	2,223,795	(c)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-3 M	4.250%	5/25/60	2,410,000	2,531,847	(c)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2013-DN1 M2 (1 mo. USD LIBOR + 7.150%)	7.234%	7/25/23	447,845	472,373	(g)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQ1 B (1 mo. USD LIBOR + 10.750%)	10.834%	3/25/25	2,749,754	2,760,008	(g)

See Notes to Schedule of Investments.

14	Western Asset Total Return Unconstrained Fund 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-HRP1 M2 (1 mo. USD LIBOR + 2.450%)	2.534%	12/25/42	1,092,354	$1,098,405	(g)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 B1 (30 Day Average SOFR + 3.400%)	3.450%	8/25/33	520,000	538,744	(c)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	2.350%	8/25/33	460,000	471,036	(c)(g)
Federal National Mortgage Association (FNMA) - CAS, 2017-C03 1M2 (1 mo. USD LIBOR + 3.000%)	3.084%	10/25/29	2,763,347	2,840,205	(c)(g)
Federal National Mortgage Association (FNMA) - CAS, 2019-R05 1B1 (1 mo. USD LIBOR + 4.100%)	4.184%	7/25/39	2,070,000	2,110,029	(c)(g)
Federal National Mortgage Association (FNMA) - CAS, 2019-R07 1B1 (1 mo. USD LIBOR + 3.400%)	3.484%	10/25/39	1,300,000	1,316,292	(c)(g)
Federal National Mortgage Association (FNMA) - CAS, 2020-R01 1B1 (1 mo. USD LIBOR + 3.250%)	3.334%	1/25/40	1,790,000	1,791,858	(c)(g)
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	39,021	47,956
Federal National Mortgage Association (FNMA) REMIC, 2012-118 CI, IO	3.500%	12/25/39	70,477	385
First Horizon Alternative Mortgage Securities Trust, 2005-AA12 1A1	2.737%	2/25/36	40,519	34,494	(g)
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	176,528	177,262	(c)(g)
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	12,852,238	11,715	(c)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.349%	11/10/45	4,831	4,702	(g)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2021 Quarterly Report	15

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS (k) - (continued)
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.000%	9/16/46	3,173,260	$1,021	(g)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.150%	2/16/53	1,951,239	11,228	(g)
Government National Mortgage Association (GNMA), 2014-47 IA, IO	0.111%	2/16/48	434,399	5,261	(g)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.705%	9/16/55	1,423,128	53,175	(g)
Government National Mortgage Association (GNMA), 2014-134 IA, IO	0.334%	1/16/55	43,608,994	626,568	(g)
Government National Mortgage Association (GNMA), 2017-21 IO, IO	0.687%	10/16/58	3,152,735	152,173	(g)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.693%	7/16/58	1,254,570	55,028	(g)
Government National Mortgage Association (GNMA), 2019-123 A	3.000%	10/20/49	23,479	23,596
GreenPoint Mortgage Funding Trust, 2006-AR3 3A1 (1 mo. USD LIBOR + 0.460%)	0.544%	4/25/36	36,364	46,774	(g)
GS Mortgage Securities Corp. Trust, 2020-DUNE F (1 mo. USD LIBOR + 3.250%)	3.346%	12/15/36	2,940,000	2,853,200	(c)(g)
HarborView Mortgage Loan Trust, 2006-13 A (1 mo. USD LIBOR + 0.180%)	0.267%	11/19/46	102,371	87,150	(g)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006- LDP7 AJ	6.239%	4/17/45	19,806	19,153	(g)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007- CB19 AJ	6.261%	2/12/49	269,399	306,655	(g)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007- LD12 AJ	6.716%	2/15/51	80,609	74,382	(g)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018- PHMZ M (1 mo. USD LIBOR + 8.358%)	8.454%	6/15/35	10,150,000	4,043,730	(c)(g)

See Notes to Schedule of Investments.

16	Western Asset Total Return Unconstrained Fund 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020- MKST G (1 mo. USD LIBOR + 4.250%)	4.346%	12/15/36	2,690,000	$2,396,939	(c)(g)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020- MKST H (1 mo. USD LIBOR + 6.750%)	6.846%	12/15/36	3,020,000	2,571,749	(c)(g)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020- NNNZ M	8.542%	1/16/37	1,088,568	898,991	(c)
KIND Trust, 2021-KIND D (1 mo. USD LIBOR + 2.300%)	2.400%	8/15/26	2,140,000	2,146,339	(c)(g)
Legacy Mortgage Asset Trust, 2019-GS7 A1, Step bond	3.250%	11/25/59	3,138,707	3,159,822	(c)
Legacy Mortgage Asset Trust, 2021-GS2 A2, Step bond	3.500%	4/25/61	1,200,000	1,205,799	(c)
Merrill Lynch Mortgage Investors Trust Series MLMI, 2004-A3 4A3	2.394%	5/25/34	34,786	34,973	(g)
MHC Trust, 2021-MHC2 E (1 mo. USD LIBOR + 1.950%)	2.046%	5/15/23	2,090,000	2,098,532	(c)(g)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	355,948	176,558	(g)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	459,006	227,676	(c)(g)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	17,284	17,032	(g)
Morgan Stanley Capital I Trust, 2006-IQ12 AJ	5.399%	12/15/43	72,559	44,624
Motel Trust, 2021-MTL6 E (1 mo. USD LIBOR + 2.700%)	2.800%	9/15/38	1,830,000	1,834,575	(c)(g)(l)
MRA Issuance Trust, 2021-EBO1 A1X (1 mo. USD LIBOR + 1.750%)	1.846%	2/16/22	1,400,000	1,400,741	(c)(g)
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.544%	8/15/36	4,530,000	4,185,366	(c)(g)
Natixis Commercial Mortgage Securities Trust, 2019-TRUE A (1 mo. USD LIBOR + 2.011%, 3.511% floor)	3.511%	4/18/24	3,660,000	3,625,537	(c)(g)
New Residential Mortgage Loan Trust, 2019-2A A1	4.250%	12/25/57	1,750,861	1,849,077	(c)(g)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2021 Quarterly Report	17

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2006-AF2 4A	3.064%	8/25/36	75,799	$53,662	(g)
Residential Asset Securitization Trust, 2005-A15 2A11, IO (-1.000 x 1 mo. USD LIBOR + 5.550%)	5.466%	2/25/36	8,517,551	2,308,443	(g)
Soho Trust, 2021-SOHO C	2.786%	8/10/38	5,670,000	5,357,872	(c)(g)
Starwood Retail Property Trust, 2014-STAR E (1 mo. USD LIBOR + 4.400%)	4.496%	11/15/27	7,530,000	75	(c)(g)
Structured Adjustable Rate Mortgage Loan Trust, 2004-4 3A2	2.380%	4/25/34	75,265	76,572	(g)
Tharaldson Hotel Portfolio Trust, 2018-THL E (1 mo. USD LIBOR + 3.330%)	3.426%	11/11/34	1,603,959	1,600,258	(c)(g)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	5.000%	5/10/63	2,080,000	88,691	(c)(g)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	5.000%	5/10/63	2,089,986	30,204	(c)(g)
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR13 A1A (1 mo. USD LIBOR + 0.720%)	0.804%	11/25/34	2,004,232	1,971,819	(g)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR3 A1B (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.000%)	1.098%	2/25/46	1,690,696	1,628,384	(g)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	262,766	268,104	(c)(g)
ZH Trust, 2021-1 A	2.253%	2/18/27	2,300,000	2,308,487	(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $135,179,530)				119,938,758

SENIOR LOANS - 10.6%
COMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.2%
Delta TopCo Inc., First Lien Term Loan (the greater of 2 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	12/1/27	2,493,750	2,499,760	(g)(m)(n)

Entertainment - 0.2%
Allen Media LLC, Term Loan B (2 mo. USD LIBOR + 5.500%)	5.647%	2/10/27	1,994,949	1,976,246	(g)(m)(n)

See Notes to Schedule of Investments.

18	Western Asset Total Return Unconstrained Fund 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Interactive Media & Services - 0.2%
Rackspace Technology Global Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 2.750%)	3.500%	2/15/28	1,775,550	$1,759,552	(g)(m)(n)

Media - 0.6%
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	1.840%	4/30/25	1,496,124	1,492,668	(g)(m)(n)
Nexstar Broadcasting Inc., Term Loan B4 (1 mo. USD LIBOR + 2.500%)	2.596%	9/18/26	2,363,334	2,355,205	(g)(m)(n)
Univision Communications Inc., 2021 Replacement Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.250%)	4.000%	3/15/26	2,000,000	1,997,970	(g)(m)(n)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	2.596%	1/31/28	1,050,000	1,040,440	(g)(m)(n)

Total Media				6,886,283

TOTAL COMMUNICATION SERVICES				13,121,841

CONSUMER DISCRETIONARY - 2.4%
Diversified Consumer Services - 0.4%
Prime Security Services Borrower LLC, 2021 Refinancing Term Loan B1	3.500%	9/23/26	2,057,049	2,055,918	(g)(m)(n)
WW International Inc., Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 3.500%)	4.000%	4/13/28	2,600,000	2,593,825	(g)(m)(n)

Total Diversified Consumer Services				4,649,743

Hotels, Restaurants & Leisure - 0.5%
Alterra Mountain Co., 2028 Term Loan B (the greater of 1 mo. USD LIBOR or 0.500% + 3.500%)	4.000%	7/21/28	351,797	350,920	(g)(m)(n)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	2.835%	12/23/24	2,242,571	2,227,018	(g)(m)(n)
Caesars Resort Collection LLC, Term Loan B1 (1 mo. USD LIBOR + 4.500%)	4.585%	7/21/25	1,121,525	1,125,439	(g)(m)(n)
Scientific Games International Inc., Initial Term Loan B5 (1 mo. USD LIBOR + 2.750%)	2.835%	8/14/24	1,679,554	1,667,050	(g)(m)(n)

Total Hotels, Restaurants & Leisure				5,370,427

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2021 Quarterly Report	19

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - 1.5%
Academy Ltd., Refinancing Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	11/5/27	695,756	$697,388	(g)(m)(n)
Empire Today LLC, Closing Date Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 5.000%)	5.750%	4/3/28	2,000,000	2,006,250	(g)(m)(n)
Gannett Holdings LLC, First Lien Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 7.000%)	7.750%	1/29/26	1,473,485	1,489,140	(g)(m)(n)
Harbor Freight Tools USA Inc., 2021 Refinancing Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	10/19/27	2,486,225	2,480,295	(g)(m)(n)
Leslie’s Poolmart Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	3/9/28	2,493,750	2,484,748	(g)(m)(n)
Michaels Cos. Inc., Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 4.250%)	5.000%	4/15/28	2,500,000	2,504,687	(g)(m)(n)
PetSmart LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	2/11/28	880,000	882,473	(g)(m)(n)
Whatabrands LLC, Initial Term Loan B (the greater of 1 mo. USD LIBOR or 0.500% + 3.250%)	3.750%	8/3/28	2,810,000	2,805,757	(g)(m)(n)

Total Specialty Retail				15,350,738

TOTAL CONSUMER DISCRETIONARY				25,370,908

CONSUMER STAPLES - 0.5%
Beverages - 0.5%
City Brewing Co. LLC, First Lien Closing Date Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.500%)	4.250%	4/5/28	2,000,000	2,000,000	(g)(h)(m)(n)
Triton Water Holdings Inc., First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 3.500%)	4.000%	3/31/28	2,600,000	2,585,817	(g)(m)(n)

Total Beverages				4,585,817

See Notes to Schedule of Investments.

20	Western Asset Total Return Unconstrained Fund 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food & Staples Retailing - 0.0%††
US Foods Inc., Repriced Term Loan (1 mo. USD LIBOR + 1.750%)	1.835%	6/27/23	347,580	$344,135	(g)(m)(n)

TOTAL CONSUMER STAPLES				4,929,952

FINANCIALS - 1.4%
Capital Markets - 0.5%
Edelman Financial Engines Center LLC, 2021 Refinancing Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.500%)	4.250%	4/7/28	1,389,068	1,383,693	(g)(m)(n)
Focus Financial Partners LLC, Term Loan B3 (1 mo. USD LIBOR + 2.000%)	2.085%	7/3/24	1,855,127	1,839,478	(g)(m)(n)
Zebra Buyer LLC, Term Loan	—	4/21/28	2,000,000	2,006,070	(o)

Total Capital Markets				5,229,241

Diversified Financial Services - 0.4%
Citadel Securities LP, 2021 Term Loan (1 mo. USD LIBOR + 2.500%)	2.585%	2/2/28	982,575	970,818	(g)(m)(n)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	4/9/27	1,227,600	1,230,767	(g)(m)(n)
UFC Holdings LLC, Term Loan B3 (the greater of 2 mo. USD LIBOR or 0.750% + 2.750%)	3.500%	4/29/26	1,354,280	1,347,746	(g)(m)(n)
VFH Parent LLC, Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.093%	3/1/26	369,151	367,652	(g)(m)(n)

Total Diversified Financial Services				3,916,983

Insurance - 0.4%
Asurion LLC, New Term Loan B8 (1 mo. USD LIBOR + 3.250%)	3.335%	12/23/26	875,600	859,730	(g)(m)(n)
Asurion LLC, Second Lien Term Loan B3 (1 mo. USD LIBOR + 5.250%)	5.335%	1/31/28	1,500,000	1,495,177	(g)(m)(n)
Sedgwick Claims Management Services Inc., Term Loan (1 mo. USD LIBOR + 3.250%)	3.335%	12/31/25	1,728,967	1,709,949	(g)(m)(n)

Total Insurance				4,064,856

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2021 Quarterly Report	21

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Apollo Commercial Real Estate Finance Inc., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	2.839%	5/15/26	1,647,392	$1,624,741	(g)(h)(m)(n)

TOTAL FINANCIALS				14,835,821

HEALTH CARE - 2.1%
Health Care Providers & Services - 1.2%
Bioscrip Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	3.835%	8/6/26	2,405,732	2,403,928	(g)(m)(n)
Global Medical Response Inc., 2020 Term Loan	5.750%	10/2/25	1,871,799	1,882,131	(g)(m)(n)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	3.835%	11/17/25	1,573,918	1,564,529	(g)(m)(n)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. USD LIBOR + 3.250%)	3.339%	3/5/26	833,064	825,629	(g)(m)(n)
Sterigenics-Nordion Holdings LLC, Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	12/11/26	2,330,000	2,318,350	(g)(m)(n)
U.S. Renal Care Inc., First Lien Term Loan B (3 mo. USD LIBOR + 5.000%)	5.125%	6/26/26	1,434,450	1,436,752	(g)(m)(n)
WP CityMD Bidco LLC, Refinancing Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	8/13/26	1,826,188	1,835,548	(g)(m)(n)

Total Health Care Providers & Services				12,266,867

Health Care Technology - 0.3%
AthenaHealth Inc., Term Loan B1	4.345-4.377%	2/11/26	1,759,776	1,768,030	(g)(m)(n)
Virgin Pulse Inc., First Lien Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.000%)	4.750%	4/6/28	1,250,000	1,251,562	(g)(m)(n)

Total Health Care Technology				3,019,592

Life Sciences Tools & Services - 0.2%
ICON Luxembourg Sarl, Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 2.500%)	3.000%	7/3/28	768,522	768,845	(g)(m)(n)
Parexel International Corp., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	2.835%	9/27/24	1,028,514	1,028,154	(g)(m)(n)
PRA Health Sciences Inc., Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 2.500%)	3.000%	7/3/28	191,478	191,558	(g)(m)(n)

Total Life Sciences Tools & Services				1,988,557

See Notes to Schedule of Investments.

22	Western Asset Total Return Unconstrained Fund 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - 0.4%
Bausch Health Cos. Inc., Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.085%	6/2/25	1,500,470	$1,496,719	(g)(m)(n)
Gainwell Acquisition Corp., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 4.000%)	4.750%	10/1/27	855,700	859,444	(g)(m)(n)
Jazz Financing Lux Sarl, Initial Dollar Term Loan	—	5/5/28	2,330,000	2,333,367	(o)

Total Pharmaceuticals				4,689,530

TOTAL HEALTH CARE				21,964,546

INDUSTRIALS - 1.8%
Aerospace & Defense - 0.3%
Transdigm Inc., Refinancing Term Loan F (1 mo. USD LIBOR + 2.250%)	2.335%	12/9/25	3,374,307	3,325,953	(g)(m)(n)

Airlines - 0.2%
Delta Air Lines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/20/27	560,000	594,473	(g)(m)(n)
United Airlines Inc., Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	4/21/28	1,685,775	1,691,903	(g)(m)(n)

Total Airlines				2,286,376

Commercial Services & Supplies - 1.0%
Allied Universal Holdco LLC, Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 3.750%)	4.250%	5/12/28	2,215,358	2,218,005	(g)(m)(n)
Amentum Government Services Holdings LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 3.500%)	3.585%	1/31/27	992,481	987,519	(g)(m)(n)
Amentum Government Services Holdings LLC, First Lien Term Loan 2 (the greater of 3 mo. USD LIBOR or 0.750% + 4.750%)	5.500%	1/29/27	349,125	351,656	(g)(m)(n)
APi Group DE Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.585%	10/1/26	850,250	843,478	(g)(m)(n)
Garda World Security Corp., Term Loan B2 (1 mo. USD LIBOR + 4.250%)	4.340%	10/30/26	1,209,235	1,208,915	(g)(m)(n)
GFL Environmental Inc., 2020 Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 3.000%)	3.500%	5/30/25	1,410,589	1,413,488	(g)(m)(n)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2021 Quarterly Report	23

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

Commercial Services & Supplies - (continued)
Mister Car Wash Holdings Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.088%	5/14/26	1,420,269	$1,414,353	(g)(m)(n)
Monitronics International Inc., Term Loan (the greater of 1 mo. USD LIBOR or 1.250% + 6.500%)	7.750%	3/29/24	867,792	843,524	(g)(m)(n)
Verscend Holding Corp., New Term Loan B (1 mo. USD LIBOR + 4.000%)	4.085%	8/27/25	925,753	925,753	(g)(m)(n)

Total Commercial Services & Supplies				10,206,691

Road & Rail - 0.1%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. USD LIBOR + 2.000%)	2.147%	12/30/26	1,496,212	1,482,185	(g)(m)(n)

Trading Companies & Distributors - 0.2%
BrightView Landscapes LLC, Initial Term Loan (3 mo. USD LIBOR + 2.500%)	2.625%	8/15/25	1,513,200	1,506,262	(g)(m)(n)

TOTAL INDUSTRIALS				18,807,467

INFORMATION TECHNOLOGY - 1.2%
Communications Equipment - 0.1%
Global Tel Link Corp., First Lien Term Loan (1 mo. USD LIBOR + 4.250%)	4.335%	11/29/25	621,036	577,676	(g)(m)(n)

IT Services - 0.4%
Redstone Holdco 2 LP, First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.750%)	5.500%	4/27/28	2,680,000	2,677,762	(g)(m)(n)
Redstone Holdco 2 LP, Second Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 7.750%)	8.500%	4/16/29	1,500,000	1,482,495	(g)(m)(n)

Total IT Services				4,160,257

Software - 0.7%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	4.085%	10/16/26	3,663,675	3,662,411	(g)(m)(n)

See Notes to Schedule of Investments.

24	Western Asset Total Return Unconstrained Fund 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Software - (continued)
Magenta Buyer LLC, First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 5.000%)	5.750%	7/27/28	2,990,000	$2,986,277	(g)(m)(n)
Planview Parent Inc., First Lien Closing Date Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.000%)	4.750%	12/17/27	1,129,325	1,133,735	(g)(m)(n)

Total Software				7,782,423

TOTAL INFORMATION TECHNOLOGY				12,520,356

TOTAL SENIOR LOANS (Cost - $111,265,358)				111,550,891

ASSET-BACKED SECURITIES - 6.6%
AccessLex Institute, 2004-A B1 (28 day Auction Rate Security)	1.364%	7/1/39	3,900,000	3,699,171	(g)
American Money Management Corp. CLO 20 Ltd., 2017-20A E (3 mo. USD LIBOR + 5.810%)	5.944%	4/17/29	1,900,000	1,868,286	(c)(g)
Amortizing Residential Collateral Trust, 2002-BC5 M1 (1 mo. USD LIBOR + 1.035%)	1.119%	7/25/32	61,244	61,322	(g)
Apex Credit CLO Ltd., 2019-2A D (3 mo. USD LIBOR + 4.050%)	4.175%	10/25/32	1,000,000	1,001,996	(c)(g)
ARES XLV CLO Ltd., 2017-45A E (3 mo. USD LIBOR + 6.100%)	6.226%	10/15/30	250,000	249,211	(c)(g)
ASSURANT CLO Ltd., 2019-5A E (3 mo. USD LIBOR + 7.340%)	7.466%	1/15/33	600,000	601,834	(c)(g)
Avis Budget Rental Car Funding AESOP LLC, 2019-1A C	4.530%	3/20/23	541,000	547,004	(c)
Ballyrock CLO Ltd., 2018-1A C (3 mo. USD LIBOR + 3.150%)	3.284%	4/20/31	1,400,000	1,397,618	(c)(g)
Benefit Street Partners CLO IV Ltd., 2014-IVA CRRR (3 mo. USD LIBOR + 3.600%)	3.734%	1/20/32	1,450,000	1,451,882	(c)(g)(p)
BlueMountain CLO Ltd., 2016-2A DR (3 mo. USD LIBOR + 7.790%)	7.921%	8/20/32	750,000	751,939	(c)(g)
BRSP Ltd., 2021-FL1 A (1 mo. USD LIBOR + 1.150%)	1.237%	8/19/38	1,600,000	1,603,806	(c)(g)
Carlyle US CLO Ltd., 2017-2A C (3 mo. USD LIBOR + 3.700%)	3.834%	7/20/31	2,740,000	2,702,880	(c)(g)
Catskill Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 6.000%)	6.134%	4/20/29	3,700,000	3,679,352	(c)(g)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2021 Quarterly Report	25

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Cook Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 5.400%)	5.534%	4/17/30	250,000	$246,473	(c)(g)
Countrywide Home Equity Loan Trust, 2007-A A (1 mo. USD LIBOR + 0.120%)	0.216%	4/15/37	960,781	928,508	(g)
Cumberland Park CLO Ltd., 2015-2A ER (3 mo. USD LIBOR + 5.650%)	5.784%	7/20/28	2,000,000	2,007,333	(c)(g)
Dividend Solar Loans LLC, 2018-1 C	5.140%	7/20/38	3,113,889	3,332,303	(c)
Foundation Finance Trust, 2017-1A C	5.400%	7/15/33	2,600,000	2,827,881	(c)
Fremont Home Loan Trust, 2006-B 2A2 (1 mo. USD LIBOR + 0.100%)	0.184%	8/25/36	349,906	153,230	(g)
GoldenTree Loan Opportunities IX Ltd., 2014-9A DR2 (3 mo. USD LIBOR + 3.000%)	3.130%	10/29/29	1,550,000	1,544,254	(c)(g)
Golub Capital Partners CLO Ltd., 2019-45A C (3 mo. USD LIBOR + 3.800%)	3.934%	10/20/31	950,000	951,705	(c)(g)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 4.950%)	5.076%	4/15/31	2,000,000	1,932,315	(c)(g)
Greywolf CLO IV Ltd., 2019-1A CR (3 mo. USD LIBOR + 3.650%)	3.784%	4/17/34	1,840,000	1,855,791	(c)(g)
Halsey Point CLO I Ltd., 2019-1A F (3 mo. USD LIBOR + 8.200%)	8.334%	1/20/33	860,000	714,705	(c)(g)
Hildene Community Funding CDO Ltd., 2015-1A AR	3.250%	11/1/35	910,000	907,725	(c)
Lehman XS Trust, 2006-16N A4B (1 mo. USD LIBOR + 0.240%)	0.324%	11/25/46	10,496	9,796	(g)
Lehman XS Trust, 2006-GP3 2A2 (1 mo. USD LIBOR + 0.440%)	0.524%	6/25/46	13,130	24,020	(g)
MAPS Trust, 2021-1A A	2.521%	6/15/46	2,092,864	2,122,318	(c)
Marathon CLO 14 Ltd., 2019-2A BA (3 mo. USD LIBOR + 3.300%)	3.434%	1/20/33	1,410,000	1,412,468	(c)(g)
MASTR Specialized Loan Trust, 2006-3 A (1 mo. USD LIBOR + 0.260%)	0.344%	6/25/46	115,181	112,274	(c)(g)
Mercury Financial Credit Card Master Trust, 2021-1A B	2.330%	3/20/26	3,000,000	2,982,902	(c)
Midocean Credit CLO VII, 2017-7A D (3 mo. USD LIBOR + 3.880%)	4.006%	7/15/29	1,000,000	995,893	(c)(g)

See Notes to Schedule of Investments.

26	Western Asset Total Return Unconstrained Fund 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
National Collegiate Student Loan Trust, 2007-2 A4 (1 mo. USD LIBOR + 0.290%)	0.374%	1/25/33	1,113,127	$1,062,733	(g)
Oaktree CLO Ltd., 2015-1A DR (3 mo. USD LIBOR + 5.200%)	5.334%	10/20/27	1,250,000	1,224,472	(c)(g)
Oaktree CLO Ltd., 2019-1A D (3 mo. USD LIBOR + 3.800%)	3.938%	4/22/30	2,350,000	2,301,497	(c)(g)
OHA Loan Funding Ltd., 2015-1A DR2 (3 mo. USD LIBOR + 4.000%)	4.125%	11/15/32	725,000	727,229	(c)(g)
OZLM XVIII Ltd., 2018-18A D (3 mo. USD LIBOR + 2.850%)	2.976%	4/15/31	800,000	773,640	(c)(g)
Saranac CLO III Ltd., 2014-3A DR (3 mo. USD LIBOR + 3.250%)	3.385%	6/22/30	3,344,000	3,209,130	(c)(g)
Specialty Underwriting & Residential Finance Trust, 2004-BC1 M1 (1 mo. USD LIBOR + 0.765%)	0.849%	2/25/35	3,443,652	3,432,167	(g)
Symphony CLO XIX Ltd., 2018-19A E (3 mo. USD LIBOR + 5.200%)	5.326%	4/16/31	900,000	868,952	(c)(g)
Towd Point Mortgage Trust, 2019-4 B1B	3.500%	10/25/59	1,840,000	1,903,165	(c)(g)
UCFC Manufactured Housing Contract, 1997-3 M	7.115%	1/15/29	1,287,754	1,290,378
Venture XVII CLO Ltd., 2014-17A ERR (3 mo. USD LIBOR + 5.740%)	5.866%	4/15/27	2,600,000	2,358,414	(c)(g)
VOYA CLO, 2017-2A D (3 mo. USD LIBOR + 6.020%)	6.146%	6/7/30	600,000	589,301	(c)(g)
Whitehorse XII Ltd., 2018-12A D (3 mo. USD LIBOR + 3.650%)	3.776%	10/15/31	2,260,000	2,215,603	(c)(g)
Z Capital Credit Partners CLO Ltd., 2021-1A D (3 mo. USD LIBOR + 4.200%)	4.350%	7/15/33	1,450,000	1,449,985	(c)(g)
Zais CLO 16 Ltd., 2020-16A D1 (3 mo. USD LIBOR + 5.480%)	5.614%	10/20/31	1,300,000	1,298,702	(c)(g)

TOTAL ASSET-BACKED SECURITIES (Cost - $69,168,288)				69,383,563

MORTGAGE-BACKED SECURITIES - 0.5%
FNMA - 0.1%
Federal National Mortgage Association (FNMA)	1.500%	9/1/36	300,000	304,824	(q)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2021 Quarterly Report	27

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	5.500%	5/1/40	150,629	$174,225
Federal National Mortgage Association (FNMA)	4.500%	8/1/58	57,653	65,195

Total FNMA				544,244

GNMA - 0.4%
Government National Mortgage Association (GNMA)	3.000%	10/15/42-11/15/42	334,366	354,348
Government National Mortgage Association (GNMA)	4.000%	3/15/50	48,748	52,345
Government National Mortgage Association (GNMA)	3.500%	5/15/50	80,153	85,463
Government National Mortgage Association (GNMA) II	4.500%	4/20/41-3/20/50	1,634,575	1,744,358
Government National Mortgage Association (GNMA) II	3.000%	11/20/46-1/20/50	532,108	558,269
Government National Mortgage Association (GNMA) II	3.500%	10/20/49-2/20/50	193,714	204,711
Government National Mortgage Association (GNMA) II	4.000%	1/20/50-4/20/50	985,763	1,069,375
Government National Mortgage Association (GNMA) II	2.500%	12/20/50	582,822	609,268

Total GNMA				4,678,137

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $5,173,407)				5,222,381

MUNICIPAL BONDS - 0.5%
California - 0.1%
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	7.000%	10/1/39	360,000	482,208	(c)
Regents of the University of California, CA, Medical Center Pooled Revenue, Taxable Bonds, Series N	3.706%	5/15/2120	190,000	209,250

Total California				691,458

Illinois - 0.3%
State of Illinois, GO	5.100%	6/1/33	3,100,000	3,684,787

See Notes to Schedule of Investments.

28	Western Asset Total Return Unconstrained Fund 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY		RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Michigan - 0.1%
Detroit, MI, GO, Financial Recovery, Step bond, Series B1 (4.000% to 4/1/34 then 6.000%)		4.000%	4/1/44	790,000	$765,513	(g)

TOTAL MUNICIPAL BONDS (Cost - $4,241,230)					5,141,758

		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.1%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.1%
90-Day Eurodollar Futures, Put @ $99.63		3/14/22	2,040	5,100,000	51,000
Eurodollar 1-Year Mid Curve Futures, Call @ $99.75		12/10/21	1,831	4,577,500	57,219
Eurodollar 1-Year Mid Curve Futures, Put @ $99.38		12/10/21	1,831	4,577,500	91,550
U.S. Treasury 5-Year Notes Futures, Call @ $124.00		9/10/21	897	897,000	91,102
U.S. Treasury 5-Year Notes Futures, Put @ $123.50		9/10/21	897	897,000	112,125
U.S. Treasury 5-Year Notes Futures, Call @ $124.50		9/24/21	219	219,000	13,687
U.S. Treasury Long-Term Bonds Futures, Call @ $165.00		9/10/21	585	585,000	146,250
U.S. Treasury Long-Term Bonds Futures, Call @ $168.00		9/24/21	287	287,000	44,844
U.S. Treasury Long-Term Bonds Futures, Put @ $162.00		9/10/21	585	585,000	319,922

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost - $1,505,192)					927,699

	COUNTERPARTY
OTC PURCHASED OPTIONS - 0.0%††
Credit default swaption to buy protection on Markit CDX.NA.HY.36 Index, Call @ 109.50bps	BNP Paribas SA	10/20/21	5,250,000	5,250,000	20,763
Interest rate swaption, Put @ 200.00bps	Goldman Sachs Group Inc.	9/1/21	51,150,000	51,150,000	0	(i)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2021 Quarterly Report	29

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE

OTC PURCHASED OPTIONS - (continued)
Interest rate swaption, Put @ 255.00bps	Goldman Sachs Group Inc.	9/1/21	5,110,000	5,110,000	$0	(i)
U.S. Dollar/ Australian Dollar, Put @ $0.73	Goldman Sachs Group Inc.	11/22/21	2,450,000	2,450,000	50,258
U.S. Dollar/ Canadian Dollar, Put @1.26CAD	Goldman Sachs Group Inc.	11/19/21	5,500,000	5,500,000	72,540
U.S. Dollar/ Canadian Dollar, Put @1.27CAD	BNP Paribas SA	11/22/21	4,830,000	4,830,000	80,504
U.S. Dollar/ Japanese Yen, Call @ 115.20JPY	Morgan Stanley & Co. Inc.	11/10/21	7,643,000	7,643,000	3,150
U.S. Dollar/ Japanese Yen, Put @ 107.80JPY	Morgan Stanley & Co. Inc.	11/10/21	20,989,000	20,989,000	68,834
U.S. Dollar/New Zealand Dollar, Put @ $0.70	Goldman Sachs Group Inc.	11/22/21	2,450,000	2,450,000	63,046
U.S. Dollar/ Norwegian Krone, Put @ 8.60NOK	Morgan Stanley & Co. Inc.	10/8/21	5,500,000	5,500,000	49,962

TOTAL OTC PURCHASED OPTIONS (Cost - $785,491)					409,057

TOTAL PURCHASED OPTIONS (Cost - $2,290,683)					1,336,756

				SHARES
INVESTMENTS IN UNDERLYING FUNDS - 0.1%
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (Cost - $745,966)				24,300	757,431

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $981,896,791)					982,724,213

		RATE	MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 3.0%
U.S. GOVERNMENT AGENCIES - 0.0%††
Federal Home Loan Bank (FHLB), Discount Notes (Cost - $119,993)		0.027%	10/15/21	120,000	119,996	(r)

See Notes to Schedule of Investments.

30	Western Asset Total Return Unconstrained Fund 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
MONEY MARKET FUNDS - 3.0%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $31,934,154)	0.010%	31,934,154	$31,934,154	(p)

TOTAL SHORT-TERM INVESTMENTS (Cost - $32,054,147)			32,054,150

TOTAL INVESTMENTS - 96.3% (Cost - $1,013,950,938)			1,014,778,363
Other Assets in Excess of Liabilities - 3.7%			38,600,090

TOTAL NET ASSETS - 100.0%			$1,053,378,453

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2021 Quarterly Report	31

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)	The coupon payment on this security is currently in default as of August 31, 2021.

(e)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	Security is valued using significant unobservable inputs (Note 1).

(i)	Value is less than $1.

(j)	The maturity principal is currently in default as of August 31, 2021.

(k)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)	Securities traded on a when-issued or delayed delivery basis.

(m)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(n)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(o)	All or a portion of this loan is unfunded as of August 31, 2021. The interest rate for fully unfunded term loans is to be determined.

(p)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2021, the total market value of investments in Affiliated Companies was $33,386,036 and the cost was $33,384,154 (Note 2).

(q)	This security is traded on a to-be-announced (“TBA”) basis. At August 31, 2021, the Fund held TBA securities with a total cost of $304,293.

(r)	Rate shown represents yield-to-maturity.

See Notes to Schedule of Investments.

32	Western Asset Total Return Unconstrained Fund 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

Abbreviation(s) used in this schedule:

ARS	— Argentine Peso
bps	— basis point spread (100 basis points = 1.00%)
BRL	— Brazilian Real
CAD	— Canadian Dollar
CAS	— Connecticut Avenue Securities
CDO	— Collateralized Debt Obligation
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury
CNY	— Chinese Yuan Renminbi
ETF	— Exchange-Traded Fund
EUR	— Euro
GO	— General Obligation
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
INR	— Indian Rupee
IO	— Interest Only
JPY	— Japanese Yen
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
NOK	— Norwegian Krone
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

SCHEDULE OF WRITTEN OPTIONS

EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
90-Day Eurodollar Futures, Put	3/14/22	$99.38	1,722	4,305,000	$(32,288)
Eurodollar 1-Year Mid Curve Futures, Call	12/10/21	99.63	1,831	4,577,500	(217,431)
Eurodollar 1-Year Mid Curve Futures, Put	12/10/21	99.13	1,831	4,577,500	(22,888)
U.S. Treasury 5-Year Notes Futures, Call	9/10/21	123.75	359	359,000	(70,117)
U.S. Treasury 5-Year Notes Futures, Call	9/24/21	123.75	219	219,000	(65,016)
U.S. Treasury 5-Year Notes Futures, Put	9/10/21	123.75	359	359,000	(81,336)
U.S. Treasury 5-Year Notes Futures, Put	9/24/21	122.75	540	540,000	(33,750)
U.S. Treasury 10-Year Notes Futures, Put	9/24/21	131.50	720	720,000	(67,500)
U.S. Treasury Long-Term Bonds Futures, Call	9/10/21	163.50	234	234,000	(164,531)
U.S. Treasury Long-Term Bonds Futures, Call	9/24/21	164.00	270	270,000	(261,562)
U.S. Treasury Long-Term Bonds Futures, Call	9/24/21	165.00	287	287,000	(179,375)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2021 Quarterly Report	33

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

SCHEDULE OF WRITTEN OPTIONS (cont’d)
SECURITY		EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†		VALUE
U.S. Treasury Long-Term Bonds Futures, Put		9/10/21	$163.50		234	234,000		$(288,844)
U.S. Treasury Long-Term Bonds Futures, Put		9/24/21	159.00		270	270,000		(75,937)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $2,400,194)								$(1,560,575)

OTC WRITTEN OPTIONS
	COUNTERPARTY
Credit default swaption to sell protection on Markit CDX.NA.HY.36 Index, Put	BNP Paribas SA	10/20/21	106.00	bps	5,250,000	5,250,000	‡	$(10,587)
Interest rate swaption, Put	Goldman Sachs Group Inc.	9/1/21	250.00	bps	76,720,000	76,720,000		0 (a)
U.S. Dollar/Brazilian Real, Call	Goldman Sachs Group Inc.	11/8/21	5.67	BRL	5,500,000	5,500,000		(38,632)
U.S. Dollar/Brazilian Real, Put	Goldman Sachs Group Inc.	11/8/21	5.01	BRL	5,500,000	5,500,000		(59,601)

TOTAL OTC WRITTEN OPTIONS (Premiums received - $335,969)								$(108,820)

TOTAL WRITTEN OPTIONS (Premiums received - $2,736,163)								$(1,669,395)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

‡

In the event an option is exercised and a credit event occurs as defined under the terms of the swap agreement, the notional amount is the maximum potential amount that could be required to be paid as a seller of credit protection or received as a buyer of credit protection.

(a)	Value is less than $1.

Abbreviation(s) used in this schedule:

bps	— basis point spread (100 basis points = 1.00%)
BRL	— Brazilian Real

At August 31, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	214	6/23	$53,094,483	$53,157,600	$63,117
90-Day Eurodollar	364	12/23	90,047,752	90,121,850	74,098
Australian 10-Year Bonds	108	9/21	11,127,508	11,519,988	392,480
U.S. Treasury 2-Year Notes	1,408	12/21	310,033,514	310,222,002	188,488
U.S. Treasury 5-Year Notes	4,009	12/21	495,335,419	495,988,469	653,050
U.S. Treasury Long-Term Bonds	214	12/21	34,935,808	34,875,313	(60,495)

See Notes to Schedule of Investments.

34	Western Asset Total Return Unconstrained Fund 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy continued
U.S. Treasury Ultra Long- Term Bonds	232	12/21	$46,001,820	$45,769,250	$(232,570)

					1,078,168

Contracts to Sell:
90-Day Eurodollar	636	9/21	158,811,839	158,809,200	2,639
90-Day Eurodollar	1,219	12/21	303,947,386	304,216,687	(269,301)
Euro-Bund	50	9/21	10,444,832	10,358,129	86,703
Euro-Bund	681	12/21	139,200,238	138,737,818	462,420
Euro-Buxl	44	9/21	10,292,583	11,041,052	(748,469)
Euro-Schatz	205	9/21	27,142,407	27,177,795	(35,388)
U.S. Treasury 10-Year Notes	4,912	12/21	655,235,620	655,521,775	(286,155)
U.S. Treasury Ultra 10-Year Notes	759	12/21	112,579,737	112,343,863	235,874
United Kingdom Long Gilt Bonds	202	12/21	35,838,519	35,614,774	223,745

					(327,932)

Net unrealized appreciation on open futures contracts					$750,236

At August 31, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,090,000	NOK	18,337,660	Morgan Stanley & Co. Inc.	10/12/21	$(19,108)
USD	9,411,972	INR	711,940,391	Citibank N.A.	10/18/21	(293,268)
USD	7,598,639	EUR	6,397,216	BNP Paribas SA	10/19/21	37,780
CAD	9,792,830	USD	7,796,678	Citibank N.A.	10/19/21	(35,350)
JPY	70,000,000	USD	635,965	Citibank N.A.	10/19/21	573
MXN	40,000,000	USD	1,956,995	Citibank N.A.	10/19/21	21,293
USD	672,819	EUR	570,000	Citibank N.A.	10/19/21	(863)
USD	1,606,989	EUR	1,350,000	Citibank N.A.	10/19/21	11,427
USD	1,962,262	EUR	1,650,000	Citibank N.A.	10/19/21	12,130
USD	604,552	JPY	66,800,000	Citibank N.A.	10/19/21	(2,887)
USD	3,520,141	MXN	71,430,000	Citibank N.A.	10/19/21	(12,586)
CAD	5,760,000	USD	4,640,177	Goldman Sachs Group Inc.	10/19/21	(75,077)
USD	1,016,704	GBP	734,507	Goldman Sachs Group Inc.	10/19/21	6,756
ZAR	127,526,252	USD	8,767,101	Goldman Sachs Group Inc.	10/19/21	(45,419)
AUD	8,497,447	USD	6,373,085	JPMorgan Chase & Co.	10/19/21	(155,067)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2021 Quarterly Report	35

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
IDR	1,734,461,197	USD	117,527	JPMorgan Chase & Co.	10/19/21	$3,578
JPY	1,596,088,882	USD	14,542,858	JPMorgan Chase & Co.	10/19/21	(28,984)
KRW	1,532	USD	1	JPMorgan Chase & Co.	10/19/21	(0)[1]
TRY	9,393,810	USD	1,023,097	JPMorgan Chase & Co.	10/19/21	78,715
USD	672,012	JPY	74,000,000	JPMorgan Chase & Co.	10/19/21	(900)
CAD	3,323,724	USD	2,649,891	Morgan Stanley & Co. Inc.	10/19/21	(15,666)
EUR	6,200,000	USD	7,309,614	Morgan Stanley & Co. Inc.	10/19/21	18,155
NOK	18,337,660	USD	2,089,887	Morgan Stanley & Co. Inc.	10/19/21	19,140
NOK	27,977,608	USD	3,206,750	Morgan Stanley & Co. Inc.	10/19/21	10,975
RUB	513,173,693	USD	6,892,958	Morgan Stanley & Co. Inc.	10/19/21	54,980
USD	1,577,615	BRL	8,293,541	Morgan Stanley & Co. Inc.	10/19/21	(15,064)
USD	25,106,418	EUR	21,110,000	Morgan Stanley & Co. Inc.	10/19/21	156,545
USD	457,140	JPY	50,000,000	Morgan Stanley & Co. Inc.	10/19/21	2,470
USD	888,047	MXN	18,000,000	Morgan Stanley & Co. Inc.	10/19/21	(2,183)
USD	15,984,697	MXN	323,026,751	Morgan Stanley & Co. Inc.	10/19/21	8,703
USD	31,630,061	RUB	2,400,879,758	Morgan Stanley & Co. Inc.	10/19/21	(875,824)
USD	17,799,038	SAR	66,790,000	JPMorgan Chase & Co.	1/13/22	2,988

Total						$(1,132,038)

1	Value is less than $1.

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
RUB	— Russian Ruble
SAR	— Saudi Arabian Riyal
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Schedule of Investments.

36	Western Asset Total Return Unconstrained Fund 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

At August 31, 2021, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Citibank N.A.	15,300,000	BRL	1/4/27	BRL-CDI**	7.024%**	—	$(117,944)
Citibank N.A.	18,200,000	BRL	1/4/27	BRL-CDI**	7.024%**	$7,501	(147,800)
Citibank N.A.	19,386,000	BRL	1/4/27	BRL-CDI**	7.024%**	9,318	(158,759)
JPMorgan Chase & Co.	12,600,000	BRL	1/4/27	BRL-CDI**	7.044%**	—	(94,839)

Total						$16,819	$(519,342)

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
132,237,000		6/15/22	3-Month LIBOR quarterly	0.190% semi-annually	$(252)	$45,931
53,150,000		7/1/22	3.460%**	CPURNSA**	12,477	456,540
93,542,000		6/4/24	3-Month LIBOR quarterly	0.820% semi-annually	—	(6,130)
53,150,000		7/1/26	CPURNSA**	2.620%**	28,125	(899,035)
50,609,000		5/15/27	0.260% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	(169,880)	1,658,351
39,639,000		2/15/28	1.250% semi-annually	3-Month LIBOR quarterly	42,352	(524,945)
72,991,000		2/15/28	1.350% semi-annually	3-Month LIBOR quarterly	(241,568)	(1,211,804)
549,170,000	MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	185,057	1,021,560
571,730,000	MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	233,428	1,004,532
12,500,000		7/20/45	0.560% annually	Daily SOFR annually	—	2,175,712
70,688,000		11/15/45	0.800% semi-annually	3-Month LIBOR quarterly	556,902	12,270,099
3,023,000		2/15/47	1.600% semi-annually	3-Month LIBOR quarterly	17,799	12,797

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2021 Quarterly Report	37

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	10,999,000		2/15/47	1.630% semi-annually	3-Month LIBOR quarterly	$31,931	$92,332
	10,433,000		2/15/47	2.000% semi-annually	3-Month LIBOR quarterly	149,062	(880,762)
	7,644,000		2/15/47	1.520% annually	Daily SOFR Compound annually	(239,760)	50,624
	4,506,000		2/15/47	1.729% annually	Daily SOFR Compound annually	—	(345,494)
	3,468,760,000	JPY	4/19/47	0.785% semi-annually	6-Month JPY LIBOR semi-annually	1,748,355	(4,878,758)
	425,000		6/3/51	2.000% semi-annually	3-Month LIBOR quarterly	4,420	(40,644)
	1,270,000		6/7/51	2.050% semi-annually	3-Month LIBOR quarterly	(159)	(114,738)
	4,022,000		7/9/51	1.671% semi-annually	3-Month LIBOR quarterly	(27,287)	37,555

Total						$2,331,002	$9,923,723

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]*		TERMINATION DATE	IMPLIED CREDIT SPREAD AT AUGUST 31, 2021[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
BNP Paribas SA (Volkswagen International Finance NV, 0.875%, due 1/16/23)	7,380,000	EUR	12/20/24	0.380%	1.000% quarterly	$181,625	$60,186	$121,439

See Notes to Schedule of Investments.

38	Western Asset Total Return Unconstrained Fund 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[4]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]*		TERMINATION DATE	IMPLIED CREDIT SPREAD AT AUGUST 31, 2021[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
BNP Paribas SA (Daimler AG, 1.400%, due 1/12/24)	7,380,000	EUR	12/20/24	0.307%	1.000% quarterly	$(203,280)	$(118,180)	$(85,100)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[4]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.HY.36 Index	$3,982,000	6/20/26	5.000% quarterly	$(392,426)	$(352,179)	$(40,247)
Markit CDX.NA.IG.36 Index	108,012,000	6/20/26	1.000% quarterly	(2,738,968)	(2,428,852)	(310,116)
Markit CDX.NA.IG.36 Index	54,410,000	6/20/31	1.000% quarterly	(618,207)	(90,543)	(527,664)

Total	$166,404,000			$(3,749,601)	$(2,871,574)	$(878,027)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2021 Quarterly Report	39

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

4

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

5

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviation(s) used in this table:

BRL	— Brazilian Real
BRL-CDI	— Brazil Cetip InterBank Deposit Rate
CPURNSA	— U.S. CPI Urban Consumers NSA Index
EUR	— Euro
JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
SOFR	— Secured Overnight Financing Rate
TIIE	— Equilibrium Interbanking Interest Rate (Tasa de Intere’s Interbancaria de Equilibrio)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

40	Western Asset Total Return Unconstrained Fund 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Total Return Unconstrained Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

41

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

42

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
U.S. Government & Agency Obligations	—	$291,008,067	—	$291,008,067
Sovereign Bonds	—	200,318,049	—	200,318,049
Corporate Bonds & Notes:
Financials	—	31,370,997	$982,400	32,353,397
Other Corporate Bonds & Notes	—	145,713,162	—	145,713,162
Collateralized Mortgage Obligations	—	119,938,758	—	119,938,758
Senior Loans:
Consumer Staples	—	2,929,952	2,000,000	4,929,952
Financials	—	13,211,080	1,624,741	14,835,821
Other Senior Loans	—	91,785,118	—	91,785,118
Asset-Backed Securities	—	69,383,563	—	69,383,563
Mortgage-Backed Securities	—	5,222,381	—	5,222,381
Municipal Bonds	—	5,141,758	—	5,141,758
Purchased Options:
Exchange-Traded Purchased Options	$927,699	—	—	927,699
OTC Purchased Options	—	409,057	—	409,057
Investments in Underlying Funds	757,431	—	—	757,431

Total Long-Term Investments	1,685,130	976,431,942	4,607,141	982,724,213

Short-Term Investments†:
U.S. Government Agencies	—	119,996	—	119,996
Money Market Funds	31,934,154	—	—	31,934,154

Total Short-Term Investments	31,934,154	119,996	—	32,054,150

Total Investments	$33,619,284	$976,551,938	$4,607,141	$1,014,778,363

Other Financial Instruments:
Futures Contracts††	$2,382,614	—	—	$2,382,614
Forward Foreign Currency Contracts††	—	$446,208	—	446,208
Centrally Cleared Interest Rate Swaps††	—	18,826,033	—	18,826,033
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	181,625	—	181,625

Total Other Financial Instruments	$2,382,614	$19,453,866	—	$21,836,480

Total	$36,001,898	$996,005,804	$4,607,141	$1,036,614,843

43

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$1,560,575	—	—	$1,560,575
OTC Written Options	—	$108,820	—	108,820
Futures Contracts††	1,632,378	—	—	1,632,378
Forward Foreign Currency Contracts††	—	1,578,246	—	1,578,246
OTC Interest Rate Swaps‡	—	502,523	—	502,523
Centrally Cleared Interest Rate Swaps††	—	8,902,310	—	8,902,310
OTC Credit Default Swaps on Corporate Issues - Buy Protection‡	—	203,280	—	203,280
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection††	—	878,027	—	878,027

Total	$3,192,953	$12,173,206	—	$15,366,159

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund managed by Western Asset. Benefit Street Partners is a wholly-owned subsidiary of Franklin Resources, Inc. The following companies were considered affiliated companies for all or some portion of the period ended August 31, 2021. The following transactions were effected in such companies for the period ended August 31, 2021.

44

Notes to Schedule of Investments (unaudited) (continued)

	Affiliate Value at	Purchased		Sold
	May 31, 2021	Cost	Shares/ Face amount	Cost	Shares/ Face amount
Benefit Street Partners CLO IV Ltd., 2014-IVA CRRR	$1,451,819	—	—	—	—
Western Asset Premier Institutional Government Reserves, Premium Shares	62,154,361	$94,636,855	94,636,855	$124,857,062	124,857,062

	$63,606,180	$94,636,855		$124,857,062

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2021
Benefit Street Partners CLO IV Ltd., 2014-IVA CRRR	—	$13,944	$63	$1,451,882
Western Asset Premier Institutional Government Reserves, Premium Shares	—	1,638	—	31,934,154

	—	$15,582	$63	$33,386,036

45